7. Accrued Liabilities - Current	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Liabilities, Current

Note 8: Accrued Liabilities – Current

As of September 30, 2019, and December 31, 2018, the Company has the following current accrued liabilities:

	September 30, 2019	December 31, 2018
Other Accrued Expenses (a)	$150,956	$52,865
Accrued Salaries and Wages (b)	242,419	137,825
Total Accrued Liabilities – Current	$393,375	$190,690

(a)	Represents accrued interest, insurance liability and lease deposit on sub-lease.
(b)	Represents accrued salaries and wages and accrued vacation payable to employees for 2019 and accrued vacation payable to employees in 2018

Note 7: Accrued Liabilities - Current

As of December 31, 2018, and 2017, the Company had the following current accrued liabilities:

	December 31, 2018	December 31, 2017
Accrued Salaries and Wages (a)	$137,825	$168,549
Other Accrued Expenses (b)	52,865	1,020,457
Total Accrued Liabilities – Current	$190,690	$1,189,006

(a)	Accrued Salaries and Wages represent accrued vacation payable to employees.

(b)	Other Accrued Expenses include estimates of expenses incurred but not yet recorded. The majority of the balance in Other Accrued Expenses at year ended December 31, 2017 relates to estimates of final dubbing costs for our Llama Llama property.